Benefit Programs - Schedule of Net Periodic Pension Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.7	$ 0.7	$ 0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12.0)
Recognized net actuarial gain		(0.4)	(0.6)
Net periodic pension cost	(4.8)	(2.5)	(2.7)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.7	2.2	2.0
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial gain	0.9	0.7	0.4
Net periodic pension cost	$ 4.6	$ 4.7	$ 4.3